Investments in Joint Ventures and Associates - Schedule of Condensed Financial Information of Major Investments Recognized Under the Equity Method (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2017 MXN ($)
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Cash and cash equivalents	$ 2,004,631			$ 81,912,409	$ 39,989,781	$ 3,038,876	$ 60,621,631	$ 97,851,754
Other current assets	175,063				3,492,283		2,829,233
Current assets	16,535,400				329,859,739		343,035,041
Non-current assets	80,136,961				1,598,628,189		1,641,212,039
Total assets	96,672,361				1,928,487,928		1,984,247,080
Other current liabilities					381,312,804		307,279,443
Current liabilities	38,719,820				772,410,071		552,203,628
Other liabilities	245,209				4,891,562		4,397,299
Total liabilities	217,217,913				4,333,214,958		3,915,656,382
Total equity	(120,545,552)			(1,459,405,432)	(2,404,727,030)		(1,931,409,302)	$ (1,502,377,342)
Total liabilities and equity	96,672,361				1,928,487,928		1,984,247,080
Sales and other income	47,805,715	$ 953,661,844	$ 1,401,971,185	1,681,119,150
Depreciation and amortization		129,631,820	137,187,010	153,382,040
Income tax	9,302,464	185,572,075	343,823,489	461,578,223
Net result	$ (25,518,054)	(509,052,065)	(282,112,024)	(180,419,837)
Deer Park Refining Limited [member]
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Cash and cash equivalents					29,504		24,536
Other current assets					294,742		1,476,541
Current assets					324,246		1,501,077
Non-current assets					43,348,665		42,458,405
Total assets					43,672,911		43,959,482
Current financial liabilities					11,617,624		8,008,343
Other current liabilities					523,354		410,524
Current liabilities					12,140,978		8,418,867
Non-current financial liabilities					11,158,305		8,373,280
Other liabilities					1,101,348		1,859,607
Non-current liabilities					12,259,653		10,232,887
Total liabilities					24,400,631		18,651,754
Total equity					19,272,280		25,307,728
Total liabilities and equity					43,672,911		43,959,482
Sales and other income		8,114,474	13,560,847	17,519,219
Costs and expenses		10,770,248	11,775,836	11,159,617
Depreciation and amortization		4,776,575	4,088,972	4,094,308
Interest paid		674,504	565,392	503,978
Income tax		6,028	7,551	15,371
Net result		(8,112,881)	(2,876,904)	1,745,945
Sierrita Gas Pipeline LLC [member]
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Current assets					186,919		331,694
Non-current assets					3,417,052		3,222,956
Total assets					3,603,971		3,554,650
Current liabilities					82,648		207,241
Total liabilities					82,648		207,241
Total equity					3,521,324		3,347,409
Total liabilities and equity					$ 3,603,971		$ 3,554,650
Sales and other income		942,024	669,579	615,150
Costs and expenses		419,729	329,695	260,272
Net result		$ 522,295	$ 339,884	$ 354,878